Offerings - Offering: 1	Sep. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.05 par value
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	42.161
Maximum Aggregate Offering Price	$ 42,161,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,822.43
Offering Note	(1) Consists of 1,000,000 issuable under the RCM Technologies, Inc. 2025 Omnibus Equity Compensation Plan. (2) Pursuant to Rule 416 under the Securities Act, such number of shares of common stock registered hereby shall include an indeterminable number of shares of common stock that may be issued in connection with a stock split, stock dividend, recapitalization or similar event. (3) Fee calculated in accordance with Rule 457(c) of the Securities Act of 1933, as amended. Estimated solely for the purpose of calculating the registration fee based on the average of the high and low prices per share of the registrant's common stock on August 19, 2026, as reported on the NASDAQ Global Market.